Summary of Significant Accounting Policies (Revenue Recognition, Adoption of ASC 606, Revenues Disaggregated by Products and Services) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization and Nature of Operations [Line Items]
Revenues	$ 1,845,447	$ 1,812,827	$ 1,769,589
Sohu [Member]
Organization and Nature of Operations [Line Items]
Revenues	218,226	274,223	372,774
Sogou [Member]
Organization and Nature of Operations [Line Items]
Revenues	1,171,841	1,123,045	908,006
Changyou [Member]
Organization and Nature of Operations [Line Items]
Revenues	455,380	415,559	488,809
Brand advertising [Member]
Organization and Nature of Operations [Line Items]
Revenues	174,861	231,945	314,112
Sohu Media Portal [Member]
Organization and Nature of Operations [Line Items]
Revenues	94,497	127,348	152,015
Sohu Media Portal [Member] | Sohu [Member]
Organization and Nature of Operations [Line Items]
Revenues	94,497	127,348	152,015
Sohu Media Portal [Member] | Sogou [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0	0
Sohu Media Portal [Member] | Changyou [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0	0
Sohu Video [Member]
Organization and Nature of Operations [Line Items]
Revenues	34,529	53,756	79,756
Sohu Video [Member] | Sohu [Member]
Organization and Nature of Operations [Line Items]
Revenues	34,529	53,756	79,756
Sohu Video [Member] | Sogou [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0	0
Sohu Video [Member] | Changyou [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0	0
Focus [Member]
Organization and Nature of Operations [Line Items]
Revenues	32,120	31,144	57,245
Focus [Member] | Sohu [Member]
Organization and Nature of Operations [Line Items]
Revenues	32,120	31,144	57,245
Focus [Member] | Sogou [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0	0
Focus [Member] | Changyou [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0	0
17173.com Website [Member]
Organization and Nature of Operations [Line Items]
Revenues	13,715	19,697	25,096
17173.com Website [Member] | Sohu [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0	0
17173.com Website [Member] | Sogou [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0	0
17173.com Website [Member] | Changyou [Member]
Organization and Nature of Operations [Line Items]
Revenues	13,715	19,697	25,096
Search and search related advertising [Member]
Organization and Nature of Operations [Line Items]
Revenues	1,072,860	1,022,456	801,199
Search and search related advertising [Member] | Sohu [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0	0
Search and search related advertising [Member] | Sogou [Member]
Organization and Nature of Operations [Line Items]
Revenues	1,072,860	1,022,456	801,199
Search and search related advertising [Member] | Changyou [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0	0
Online games [Member]
Organization and Nature of Operations [Line Items]
Revenues	440,902	389,788	449,533
PC games [Member]
Organization and Nature of Operations [Line Items]
Revenues	267,752	236,743	239,149
PC games [Member] | Sohu [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0	0
PC games [Member] | Sogou [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0	0
PC games [Member] | Changyou [Member]
Organization and Nature of Operations [Line Items]
Revenues	267,752	236,743	239,149
Mobile games [Member]
Organization and Nature of Operations [Line Items]
Revenues	172,718	151,737	208,355
Mobile games [Member] | Sohu [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0	0
Mobile games [Member] | Sogou [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0	0
Mobile games [Member] | Changyou [Member]
Organization and Nature of Operations [Line Items]
Revenues	172,718	151,737	208,355
Other games [Member]
Organization and Nature of Operations [Line Items]
Revenues	432	1,308	2,029
Other games [Member] | Sohu [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0	0
Other games [Member] | Sogou [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0	0
Other games [Member] | Changyou [Member]
Organization and Nature of Operations [Line Items]
Revenues	432	1,308	2,029
Others [Member]
Organization and Nature of Operations [Line Items]
Revenues	156,824	168,638	204,745
Others [Member] | Sohu [Member]
Organization and Nature of Operations [Line Items]
Revenues	57,080	61,975	83,758
Others [Member] | Sogou [Member]
Organization and Nature of Operations [Line Items]
Revenues	98,981	100,589	106,807
Others [Member] | Changyou [Member]
Organization and Nature of Operations [Line Items]
Revenues	$ 763	$ 6,074	$ 14,180